Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 10. Income Taxes

The Company’s provision for income taxes in interim periods is computed by applying an estimated annual effective tax rate against income before income taxes, excluding equity in net income of non-consolidated affiliates for the period. Effective tax rates vary from period to period as separate calculations are performed for those countries where the Company’s operations are profitable and whose results continue to be tax-effected and for those countries where full deferred tax valuation allowances exist and are maintained. The Company is also required to record the tax impact of certain other non-recurring tax items, including changes in judgment about valuation allowances and effects of changes in tax laws or rates, in the interim period in which they occur. The need to maintain valuation allowances against deferred tax assets in the U.S. and other affected countries will continue to cause variability in the Company’s quarterly and annual effective tax rates. Full valuation allowances against deferred tax assets in the U.S. and applicable foreign countries will be maintained until sufficient positive evidence exists to reduce or eliminate them.

The Company’s provision for income tax for the three and nine-month periods ended September 30, 2011 of $25 million and $87 million, respectively, includes income tax expense in countries where the Company is profitable, withholding taxes, changes in uncertain tax benefits, and the inability to record a tax benefit for pre-tax losses in the U.S. and certain other jurisdictions to the extent not offset by other categories of income. Additionally, the Company’s provision for income tax for the three and nine-month periods ended September 30, 2011 includes a tax benefit of $8 million associated with the reversal of a full valuation allowance against deferred tax assets of a foreign subsidiary.

The amount of income tax expense or benefit allocated to continuing operations is generally determined without regard to the tax effects of other categories of income or loss, such as other comprehensive income. However, an exception to the general rule is provided when there is a pre-tax loss from continuing operations and net pre-tax income from other categories in the current year. In such instances, net pre-tax income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in continuing operations even when a valuation allowance has been established against the deferred tax assets. In instances where a valuation allowance is established against current year operating losses, net pre-tax income from other sources, including other comprehensive income, is considered when determining whether sufficient future taxable income exists to realize the deferred tax assets.

Unrecognized Tax Benefits

Gross unrecognized tax benefits were $137 million at September 30, 2011 and $131 million at December 31, 2010, of which approximately $72 million and $74 million, respectively, represent the amount of unrecognized benefits that, if recognized, would impact the effective tax rate. During the three-month and nine-month periods ended September 30, 2011, the Company decreased unrecognized tax benefits that would impact the effective tax rate to reflect the remeasurement of uncertain tax positions related to ongoing audits in Europe, the closing of statutes for certain tax positions taken in prior years, and foreign currency impacts. These decreases were partially offset by new tax positions expected to be taken in future tax filings, primarily related to the allocation of costs among our global operations. The Company records interest and penalties related to uncertain tax positions as a component of income tax expense. Accrued interest and penalties related to uncertain tax positions was $27 million at September 30, 2011 and $22 million at December 31, 2010.

The Company operates in multiple jurisdictions throughout the world and the income tax returns of its subsidiaries in various tax jurisdictions are subject to periodic examination by respective tax authorities. With few exceptions, the Company is no longer subject to U.S. federal tax examinations for years before 2006 or state and local, or non-U.S. income tax examinations for years before 2002. It is reasonably possible that the amount of the Company’s unrecognized tax benefits may change within the next twelve months due to the conclusion of ongoing audits or the expiration of tax statutes. Given the number of years, jurisdictions and positions subject to examination, the Company is unable to estimate the full range of possible adjustments to the balance of unrecognized tax benefits. However, the Company believes it is reasonably possible it will reduce the amount of its existing unrecognized tax benefits impacting the effective tax rate by $2 million to $5 million due to the lapse of jurisdictional statutes of limitations within the next 12 months.